REVENUE AND EXPENSES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
REVENUE AND EXPENSES

13.	REVENUE AND EXPENSES

Revenue

The breakdown of Codere Online’s revenues for the years ended December 31, 2025, 2024, and 2023 is as follows:

	2025	2024	2023
Online sports betting	78,866	83,408	72,176
Online casino wagering	131,007	117,245	89,461
Others	534	51	10
Total	210,407	200,704	161,647

No customer contributed more than 10% of revenue for the years ended December 31, 2025, 2024, and 2023. “Others” for the 2025 period include €534 thousand, of which €489 thousand relates to revenue recognized in connection with customer online wallet balances deemed inactive and written off pursuant to applicable regulatory requirements in each jurisdiction.

Additionally, the distribution of sales by geographical market during the reporting periods is as follows:

	2025	2024	2023
Spain	90,533	87,778	75,669
Mexico	107,221	95,699	73,315
Others	12,653	17,227	10,302
Total	210,407	200,704	161,647

Personnel expenses

The heading personnel expenses for the 2025, 2024, and 2023 periods include expenses for wages, salaries, long term incentive plans, benefits (and other similar concepts) and social security and other social contributions expenses payable by Codere Online.

	2025	2024	2023
Wages, salaries and similar	13,304	11,671	11,374
Social security contributions payable by Codere Online	1,921	1,673	1,239
Other social contributions	9,779	5,440	4,824
Total	25,004	18,784	17,437

Other social contribution includes those expenses resulting from the LTIP executive bonus. For the years ended December 31, 2025, 2024 and 2023, it amounted to €6,028 thousand, €1,858 thousand, and €2,246 thousand, respectively.

Depreciation and amortization

The breakdown of depreciation and amortization for the years ended December 31, 2025, 2024, and 2023 is as follows:

	2025		2024	2023
Depreciation of property, plant and equipment (Note 5)	121	*	136	114
Amortization of intangible assets	-		10	-
Amortization of right-of-use assets (Note 6)	524	*	242	-
Total	645		388	114

*	The difference between the amounts presented herein and the depreciation expense disclosed in Note 5 and the amortization expense in Note 6 arises from using different FX rates: period-end rates for statement of financial position and average rates for statement of operations.

The depreciation and amortization increase is mainly due to the two new leases in Colombia and Israel mentioned in Note 6.

Other operating expenses

The breakdown of other operating expenses for the years ended December 31, 2025, 2024, and 2023 is as follows:

	2025	2024	2023
Gaming taxes	21,294	19,863	16,281
Leases	32	234	528
Utilities, repairs and maintenance	1,164	1,060	1,432
Professional services and other expenses	62,709	62,957	59,203
Casino license royalties	8,325	7,732	6,279
Marketing expenses	85,496	85,355	75,127
Total	179,020	177,201	158,850

Codere Online recognizes lease payments as an operating expense on a straight-line basis over the term of the lease for the short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value.

Professional services and other expenses in 2025, 2024, and 2023 mainly include: (i) Platform services; (ii) external providers for some of our sports odds; (iii) payment processing which allows our customers to deposit and withdraw using platforms and (iv) streaming services contracted to external parties offered to our customers as a complement to our sports betting offer. Additionally, this also includes certain other expenses, such as those relating to marketing and customer relationship management (CRM) tools.

Finance income/(cost), net

The breakdown of finance income/(cost), net for the years ended December 31, 2025, 2024, and 2023 is as follows:

	2025	2024	2023
Finance income/(cost), net	342	603	1,815
Exchange rate impact	(5,027)	(6,519)	(1,618)
Argentina Hyperinflation Impact	3,249	8,990	5,292
Decrease/(Increase) in Fair Value of Public Warrants (Note 11)	(719)	(3,310)	890
Lease finance interest under IFRS 16 (Note 6)	(188)	(105)	-
Short term investment gain	25	1,382	1,020
Related parties debt restructuring	-	-	(1,573)
Others	(108)	-	-
Total	(2,426)	1,041	5,826

Finance income/(cost), net for the years ended December 31, 2025, 2024, and 2023 includes both realized and unrealized foreign exchange gains/(losses) that have been created due to the fluctuation of the exchange rates between the euro and the other currencies, mainly the Mexican peso, the Colombian peso, Argentine peso and the Panamanian balboa, that Codere Online uses in its operations as well as interest income related to Codere Online’s outstanding borrowings to related parties.

Earnings per share

Basic earnings per share amounts are calculated by dividing (a) the net income/(loss) for the year attributable to equity holders of the Company by (b) the weighted average number of ordinary shares outstanding during the year.

Diluted earnings per share amounts are calculated by dividing the net income/(loss) for the year attributable to ordinary equity holders of the Company by the weighted average number of ordinary shares plus the weighted average number of ordinary shares that would be issued on the conversion of all the dilutive potential ordinary shares into ordinary shares, if any. Warrants and stock options throughout 2025, 2024, and 2023 were antidilutive because their exercise prices were below the share price of the Company. In accordance with IAS 33, antidilutive potential ordinary shares, those that would increase earnings per share or decrease the loss per share if included, are disregarded in the calculation of diluted earnings per share. This is due to Codere Online reporting net loss for the year ended December 31, 2023, which results in all such instruments being considered anti-dilutive. For the years ended December 31, 2025 and 2024, the Company reported a net profit and evaluated all applicable dilutive instruments. As a result, for the years ended December 31, 2025 and 2024, 392,521 and 586,120 restricted shares have been included in the diluted earnings per share calculation for the years ended December 31, 2025 and 2024, respectively.

As of December 31, 2025, the Company had 45,640,814 issued shares. Of these, 391,002 shares correspond to treasury shares repurchased under the buyback program and therefore are not considered outstanding. The total number of issued and outstanding shares as of December 31, 2025 was 45,249,812.

As of December 31, 2024, the Company had 45,491,175 shares issued and outstanding.

Both basic and diluted earnings per share attributable to equity holders of Codere Online are calculated based on the following data, in each case for the years ended December 31, 2025, 2024, and 2023:

	12/31/2025	12/31/2024	12/31/2023
Net income/(loss) attributable to the equity holders of the Company	1,292	3,908	(2,417)
Weighted average number of shares outstanding:
Basic	45,495,139	45,482,726	45,273,438
Diluted	45,887,660	46,068,846	45,273,438
Basic earnings per share (euros)	0.03	0.09	(0.05)
Diluted earnings per share (euros)	0.03	0.08	(0.05)